OPERATING SEGMENTS DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT

	For the Year Ended December 31, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,956,483	$5,035	$6,009	$889	$1,968,416
Cost of sales	1,798,494	890	3,140	204	1,802,728
Gross Profit	$157,989	$4,145	$2,869	$685	$165,688

Operating Expenses(1)(2)	160,294	8,266	5,031	1,344	174,935
Operating Loss	$(2,305)	$(4,121)	$(2,162)	$(659)	$(9,247)

Reconciliation of loss (segment loss)
Other income, net					995
Finance expense, net					(554)
Loss Before Tax					$(8,806)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[2]	Operating expenses includes Revenue share expense of approximately $60,520 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	For the Year Ended December 31, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,255,799	$4,788	$4,010	42	$1,264,639
Cost of sales	1,147,072	671	2,155	-	1,149,898
Gross Profit	$108,727	$4,117	$1,855	42	$114,741

Operating Expenses(1)(2)	128,953	6,814	3,774	426	139,967
Operating Loss	$(20,226)	$(2,697)	$(1,919)	$(384)	$(25,226)

Reconciliation of loss (segment loss)
Other income, net					496
Finance expenses, net					(1,723)
Loss Before Tax					$(26,453)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[2]	Operating expenses includes Revenue share expense of approximately $42,727 thousand and is recorded in the North American Brokerage segment.

SCHEDULE OF DEPRECIATION AND AMORTIZATION

Depreciation and Amortization (in thousands):

	Twelve Months Ended December 31,
	2025	2024
North American Brokerage	$1,150	$609
One Real Title	673	676
One Real Mortgage	106	111
Other Segments	—	—
Total	$1,929	$1,396

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Twelve Months Ended December 31,
	2025	2024
United States	$1,748,894	$1,109,616
Canada	219,522	155,023
Total revenue by region	$1,968,416	$1,264,639

SCHEDULE OF NON-CURRENT ASSETS BY GEOGRAPHY

Non-current assets, by geography, are shown in the tables below (in thousands):

	As of December 31, 2025
	Canada	Israel	India	United States	Total
Non-Current Assets
Intangible Assets	$—	$—	$—	$4,157	$4,157
Goodwill	—	—	—	8,993	8,993
Property and Equipment	10	10	208	2,227	2,455
Total	$10	$10	$208	$15,377	$15,605

	As of December 31, 2024
	Canada	Israel	United States	Total
Non-Current Assets
Intangible Assets	$—	$—	$2,575	$2,575
Goodwill	—	—	8,993	8,993
Property and Equipment	16	11	2,089	2,116
Total	$16	$11	$13,657	$13,684